Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000230952 | U.S. Treasury Bills8914718
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230952 | U.S. Treasury Bills8914724
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230952 | U.S. Treasury Bills8914712
Holdings [Line Items]
Percent of Total Investments	3.60%
C000230952 | U.S. Treasury Bills8914715
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230952 | U.S. Treasury Bills8914720
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230952 | U.S. Treasury Bills8914705
Holdings [Line Items]
Percent of Total Investments	2.90%
C000230952 | U.S. Treasury Bills8914709
Holdings [Line Items]
Percent of Total Investments	2.70%
C000230952 | U.S. Treasury Bills8914727
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230952 | U.S. Treasury Bills8914702
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230952 | GMF Floorplan Owner Revolving Trust Series8914536
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230952 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230952 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230952 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000230952 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000230952 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000230952 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000230950 | U.S. Treasury Notes8915484
Holdings [Line Items]
Percent of Total Investments	5.20%
C000230950 | U.S. Treasury Notes8915478
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230950 | U.S. Treasury Notes8915490
Holdings [Line Items]
Percent of Total Investments	3.20%
C000230950 | U.S. Treasury Notes8915493
Holdings [Line Items]
Percent of Total Investments	2.70%
C000230950 | U.S. Treasury Notes8915495
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230950 | U.S. Treasury Notes8915475
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230950 | U.S. Treasury Notes8915498
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230950 | U.S. Treasury Notes8915472
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230950 | U.S. Treasury Notes8915486
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230950 | U.S. Treasury Notes8915481
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230950 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000230950 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000230950 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000230950 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230950 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000230950 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230950 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230950 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230950 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230950 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230950 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230947 | U.S. Treasury Notes8916220
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230947 | U.S. Treasury Notes8916223
Holdings [Line Items]
Percent of Total Investments	3.60%
C000230947 | U.S. Treasury Bonds8916229
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230947 | U.S. Treasury Notes8917249
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230947 | U.S. Treasury Notes8916226
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230947 | U.S. Treasury Notes8916217
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230947 | U.S. Treasury Notes8917282
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230947 | U.S. Treasury Bonds8917189
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230947 | U.S. Treasury Notes8919155
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230947 | U.S. Treasury Bonds8919133
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230947 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000230947 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000230947 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000230947 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000230947 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230947 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230947 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230947 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230947 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230947 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230946 | U.S. Treasury Notes8916220
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230946 | U.S. Treasury Notes8916223
Holdings [Line Items]
Percent of Total Investments	3.60%
C000230946 | U.S. Treasury Bonds8916229
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230946 | U.S. Treasury Notes8917249
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230946 | U.S. Treasury Notes8916226
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230946 | U.S. Treasury Notes8916217
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230946 | U.S. Treasury Notes8917282
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230946 | U.S. Treasury Bonds8917189
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230946 | U.S. Treasury Notes8919155
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230946 | U.S. Treasury Bonds8919133
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230946 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000230946 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000230946 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000230946 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000230946 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230946 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230946 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230946 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230946 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230946 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230949 | U.S. Treasury Notes8916088
Holdings [Line Items]
Percent of Total Investments	6.60%
C000230949 | U.S. Treasury Notes8915570
Holdings [Line Items]
Percent of Total Investments	5.60%
C000230949 | U.S. Treasury Notes8915588
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230949 | U.S. Treasury Notes8915585
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230949 | U.S. Treasury Notes8915582
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230949 | U.S. Treasury Notes8915573
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230949 | U.S. Treasury Notes8915576
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230949 | U.S. Treasury Notes8915579
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230949 | U.S. Treasury Notes8916098
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230949 | GNMA8915485
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230949 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000230949 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000230949 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000230949 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000230949 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230949 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230949 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230949 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230949 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230949 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230948 | U.S. Treasury Notes8916088
Holdings [Line Items]
Percent of Total Investments	6.60%
C000230948 | U.S. Treasury Notes8915570
Holdings [Line Items]
Percent of Total Investments	5.60%
C000230948 | U.S. Treasury Notes8915588
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230948 | U.S. Treasury Notes8915585
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230948 | U.S. Treasury Notes8915582
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230948 | U.S. Treasury Notes8915573
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230948 | U.S. Treasury Notes8915576
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230948 | U.S. Treasury Notes8915579
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230948 | U.S. Treasury Notes8916098
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230948 | GNMA8915485
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230948 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000230948 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000230948 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000230948 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000230948 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230948 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230948 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230948 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230948 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230948 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230953 | NVIDIA8918134
Holdings [Line Items]
Percent of Total Investments	8.50%
C000230953 | Apple8917384
Holdings [Line Items]
Percent of Total Investments	7.00%
C000230953 | Microsoft8918056
Holdings [Line Items]
Percent of Total Investments	6.70%
C000230953 | Amazon.com8917347
Holdings [Line Items]
Percent of Total Investments	4.10%
C000230953 | Broadcom8917459
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230953 | Alphabet8917341
Holdings [Line Items]
Percent of Total Investments	2.90%
C000230953 | Meta Platforms8918044
Holdings [Line Items]
Percent of Total Investments	2.40%
C000230953 | Alphabet8917344
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230953 | Tesla8918376
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230953 | Berkshire Hathaway8917444
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230953 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230953 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230953 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230953 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230953 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230953 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230953 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230953 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230953 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000230953 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000230953 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000230953 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230953 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000230953 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000230951 | Sandisk8920517
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230951 | Sterling Infrastructure8920558
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230951 | SPX Technologies8920550
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230951 | Lumen Technologies8920345
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230951 | InterDigital8920276
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230951 | BorgWarner8919827
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230951 | Hecla Mining8920221
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230951 | Dycom Industries8920062
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230951 | Armstrong World Industries8919733
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230951 | Qorvo8920493
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230951 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230951 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230951 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230951 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230951 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230951 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230951 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230951 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000230951 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000230951 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000230951 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230951 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000230951 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000230966 | NVIDIA8918613
Holdings [Line Items]
Percent of Total Investments	6.40%
C000230966 | Microsoft8918601
Holdings [Line Items]
Percent of Total Investments	6.40%
C000230966 | Apple8918577
Holdings [Line Items]
Percent of Total Investments	5.20%
C000230966 | Amazon.com8918562
Holdings [Line Items]
Percent of Total Investments	4.80%
C000230966 | Meta Platforms8918599
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230966 | Broadcom8918582
Holdings [Line Items]
Percent of Total Investments	2.80%
C000230966 | Oracle8918616
Holdings [Line Items]
Percent of Total Investments	2.40%
C000230966 | Alphabet8918559
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230966 | Alphabet8918645
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230966 | JPMorgan Chase8918758
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230966 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230966 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230966 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230966 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230966 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230966 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230966 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230966 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000230966 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000230966 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000230966 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000230966 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000230965 | NVIDIA8918613
Holdings [Line Items]
Percent of Total Investments	6.40%
C000230965 | Microsoft8918601
Holdings [Line Items]
Percent of Total Investments	6.40%
C000230965 | Apple8918577
Holdings [Line Items]
Percent of Total Investments	5.20%
C000230965 | Amazon.com8918562
Holdings [Line Items]
Percent of Total Investments	4.80%
C000230965 | Meta Platforms8918599
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230965 | Broadcom8918582
Holdings [Line Items]
Percent of Total Investments	2.80%
C000230965 | Oracle8918616
Holdings [Line Items]
Percent of Total Investments	2.40%
C000230965 | Alphabet8918559
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230965 | Alphabet8918645
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230965 | JPMorgan Chase8918758
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230965 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230965 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230965 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230965 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230965 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230965 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230965 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230965 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000230965 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000230965 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000230965 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000230965 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000230954 | Taiwan Semiconductor Manufacturing8919571
Holdings [Line Items]
Percent of Total Investments	3.60%
C000230954 | Tencent Holdings8919388
Holdings [Line Items]
Percent of Total Investments	3.30%
C000230954 | Siemens Energy8919550
Holdings [Line Items]
Percent of Total Investments	2.50%
C000230954 | Taiwan Semiconductor Manufacturing8919519
Holdings [Line Items]
Percent of Total Investments	2.50%
C000230954 | Kering8919269
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230954 | SAP8919252
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230954 | Nintendo8919468
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230954 | Deutsche Telekom8919239
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230954 | Sea8919578
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230954 | 3i Group8919387
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230954 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230954 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230954 | India
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230954 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230954 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230954 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230954 | China
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000230954 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000230954 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000230954 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000230954 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000230954 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000230954 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000230955 | Taiwan Semiconductor Manufacturing8919571
Holdings [Line Items]
Percent of Total Investments	3.60%
C000230955 | Tencent Holdings8919388
Holdings [Line Items]
Percent of Total Investments	3.30%
C000230955 | Siemens Energy8919550
Holdings [Line Items]
Percent of Total Investments	2.50%
C000230955 | Taiwan Semiconductor Manufacturing8919519
Holdings [Line Items]
Percent of Total Investments	2.50%
C000230955 | Kering8919269
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230955 | SAP8919252
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230955 | Nintendo8919468
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230955 | Deutsche Telekom8919239
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230955 | Sea8919578
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230955 | 3i Group8919387
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230955 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230955 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230955 | India
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230955 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230955 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230955 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230955 | China
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000230955 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000230955 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000230955 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000230955 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000230955 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000230955 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000230956 | Buzzi8919838
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230956 | iShares MSCI EAFE Small-Capital ETF8919941
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230956 | Alten8919804
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230956 | PrairieSky Royalty8919761
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230956 | Glory8920306
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230956 | Viscofan8919796
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230956 | IMI8919817
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230956 | MEITEC Group Holdings8919882
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230956 | DTS8919852
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230956 | Interpump Group8919843
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230956 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230956 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230956 | India
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230956 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230956 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000230956 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230956 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230956 | France
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230956 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000230956 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230956 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000230956 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230956 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230956 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230958 | Catholic Responsible Investments Bond Fund8919970
Holdings [Line Items]
Percent of Total Investments	27.00%
C000230958 | Catholic Responsible Investments Equity Index Fund8919973
Holdings [Line Items]
Percent of Total Investments	23.20%
C000230958 | Catholic Responsible Investments Opportunistic Bond Fund8919985
Holdings [Line Items]
Percent of Total Investments	13.40%
C000230958 | Catholic Responsible Investments Short Duration Bond Fund8919988
Holdings [Line Items]
Percent of Total Investments	13.30%
C000230958 | Catholic Responsible Investments International Equity Fund8919976
Holdings [Line Items]
Percent of Total Investments	9.00%
C000230958 | Catholic Responsible Investments Multi-Style US Equity Fund8919982
Holdings [Line Items]
Percent of Total Investments	7.10%
C000230958 | Catholic Responsible Investments Small-Cap Fund8919992
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230958 | Catholic Responsible Investments International Small-Cap Fund8919979
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230958 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000230957 | Catholic Responsible Investments Bond Fund8919970
Holdings [Line Items]
Percent of Total Investments	27.00%
C000230957 | Catholic Responsible Investments Equity Index Fund8919973
Holdings [Line Items]
Percent of Total Investments	23.20%
C000230957 | Catholic Responsible Investments Opportunistic Bond Fund8919985
Holdings [Line Items]
Percent of Total Investments	13.40%
C000230957 | Catholic Responsible Investments Short Duration Bond Fund8919988
Holdings [Line Items]
Percent of Total Investments	13.30%
C000230957 | Catholic Responsible Investments International Equity Fund8919976
Holdings [Line Items]
Percent of Total Investments	9.00%
C000230957 | Catholic Responsible Investments Multi-Style US Equity Fund8919982
Holdings [Line Items]
Percent of Total Investments	7.10%
C000230957 | Catholic Responsible Investments Small-Cap Fund8919992
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230957 | Catholic Responsible Investments International Small-Cap Fund8919979
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230957 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000230959 | Catholic Responsible Investments Multi-Style US Equity Fund8920039
Holdings [Line Items]
Percent of Total Investments	24.40%
C000230959 | Catholic Responsible Investments Bond Fund8920028
Holdings [Line Items]
Percent of Total Investments	19.70%
C000230959 | Catholic Responsible Investments Equity Index Fund8920030
Holdings [Line Items]
Percent of Total Investments	15.60%
C000230959 | Catholic Responsible Investments International Equity Fund8920033
Holdings [Line Items]
Percent of Total Investments	12.00%
C000230959 | Catholic Responsible Investments Opportunistic Bond Fund8920042
Holdings [Line Items]
Percent of Total Investments	9.70%
C000230959 | Catholic Responsible Investments Short Duration Bond Fund8920045
Holdings [Line Items]
Percent of Total Investments	9.70%
C000230959 | Catholic Responsible Investments Small-Cap Fund8920048
Holdings [Line Items]
Percent of Total Investments	6.00%
C000230959 | Catholic Responsible Investments International Small-Cap Fund8920036
Holdings [Line Items]
Percent of Total Investments	2.90%
C000230959 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000230960 | Catholic Responsible Investments Multi-Style US Equity Fund8920039
Holdings [Line Items]
Percent of Total Investments	24.40%
C000230960 | Catholic Responsible Investments Bond Fund8920028
Holdings [Line Items]
Percent of Total Investments	19.70%
C000230960 | Catholic Responsible Investments Equity Index Fund8920030
Holdings [Line Items]
Percent of Total Investments	15.60%
C000230960 | Catholic Responsible Investments International Equity Fund8920033
Holdings [Line Items]
Percent of Total Investments	12.00%
C000230960 | Catholic Responsible Investments Opportunistic Bond Fund8920042
Holdings [Line Items]
Percent of Total Investments	9.70%
C000230960 | Catholic Responsible Investments Short Duration Bond Fund8920045
Holdings [Line Items]
Percent of Total Investments	9.70%
C000230960 | Catholic Responsible Investments Small-Cap Fund8920048
Holdings [Line Items]
Percent of Total Investments	6.00%
C000230960 | Catholic Responsible Investments International Small-Cap Fund8920036
Holdings [Line Items]
Percent of Total Investments	2.90%
C000230960 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000230961 | Catholic Responsible Investments Equity Index Fund8920003
Holdings [Line Items]
Percent of Total Investments	40.30%
C000230961 | Catholic Responsible Investments Bond Fund8920000
Holdings [Line Items]
Percent of Total Investments	19.60%
C000230961 | Catholic Responsible Investments International Equity Fund8920006
Holdings [Line Items]
Percent of Total Investments	11.90%
C000230961 | Catholic Responsible Investments Opportunistic Bond Fund8920012
Holdings [Line Items]
Percent of Total Investments	9.70%
C000230961 | Catholic Responsible Investments Short Duration Bond Fund8920014
Holdings [Line Items]
Percent of Total Investments	9.70%
C000230961 | Catholic Responsible Investments Small-Cap Fund8920017
Holdings [Line Items]
Percent of Total Investments	5.90%
C000230961 | Catholic Responsible Investments International Small-Cap Fund8920009
Holdings [Line Items]
Percent of Total Investments	2.90%
C000230961 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000230962 | Catholic Responsible Investments Equity Index Fund8920003
Holdings [Line Items]
Percent of Total Investments	40.30%
C000230962 | Catholic Responsible Investments Bond Fund8920000
Holdings [Line Items]
Percent of Total Investments	19.60%
C000230962 | Catholic Responsible Investments International Equity Fund8920006
Holdings [Line Items]
Percent of Total Investments	11.90%
C000230962 | Catholic Responsible Investments Opportunistic Bond Fund8920012
Holdings [Line Items]
Percent of Total Investments	9.70%
C000230962 | Catholic Responsible Investments Short Duration Bond Fund8920014
Holdings [Line Items]
Percent of Total Investments	9.70%
C000230962 | Catholic Responsible Investments Small-Cap Fund8920017
Holdings [Line Items]
Percent of Total Investments	5.90%
C000230962 | Catholic Responsible Investments International Small-Cap Fund8920009
Holdings [Line Items]
Percent of Total Investments	2.90%
C000230962 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000230963 | Catholic Responsible Investments Equity Index Fund8920057
Holdings [Line Items]
Percent of Total Investments	34.80%
C000230963 | Catholic Responsible Investments Multi-Style US Equity Fund8920067
Holdings [Line Items]
Percent of Total Investments	15.10%
C000230963 | Catholic Responsible Investments International Equity Fund8920061
Holdings [Line Items]
Percent of Total Investments	14.70%
C000230963 | Catholic Responsible Investments Bond Fund8920055
Holdings [Line Items]
Percent of Total Investments	12.10%
C000230963 | Catholic Responsible Investments Small-Cap Fund8920076
Holdings [Line Items]
Percent of Total Investments	7.30%
C000230963 | Catholic Responsible Investments Opportunistic Bond Fund8920069
Holdings [Line Items]
Percent of Total Investments	6.00%
C000230963 | Catholic Responsible Investments Short Duration Bond Fund8920073
Holdings [Line Items]
Percent of Total Investments	6.00%
C000230963 | Catholic Responsible Investments International Small-Cap Fund8920064
Holdings [Line Items]
Percent of Total Investments	3.60%
C000230963 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000230964 | Catholic Responsible Investments Equity Index Fund8920057
Holdings [Line Items]
Percent of Total Investments	34.80%
C000230964 | Catholic Responsible Investments Multi-Style US Equity Fund8920067
Holdings [Line Items]
Percent of Total Investments	15.10%
C000230964 | Catholic Responsible Investments International Equity Fund8920061
Holdings [Line Items]
Percent of Total Investments	14.70%
C000230964 | Catholic Responsible Investments Bond Fund8920055
Holdings [Line Items]
Percent of Total Investments	12.10%
C000230964 | Catholic Responsible Investments Small-Cap Fund8920076
Holdings [Line Items]
Percent of Total Investments	7.30%
C000230964 | Catholic Responsible Investments Opportunistic Bond Fund8920069
Holdings [Line Items]
Percent of Total Investments	6.00%
C000230964 | Catholic Responsible Investments Short Duration Bond Fund8920073
Holdings [Line Items]
Percent of Total Investments	6.00%
C000230964 | Catholic Responsible Investments International Small-Cap Fund8920064
Holdings [Line Items]
Percent of Total Investments	3.60%
C000230964 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%